Cover	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	BIO GREEN MED SOLUTION, INC.
Entity Central Index Key	0001130166
Entity Tax Identification Number	93-2403210
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Level 10, Tower 11
Entity Address, Address Line Two	Avenue 5, The Horizon
Entity Address, Address Line Three	Bangsar South City, No. 8, Jalan Kerinchi
Entity Address, City or Town	Kuala Lumpur
Entity Address, Postal Zip Code	59200
City Area Code	(908)
Local Phone Number	955 0526
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Level 10, Tower 11
Entity Address, Address Line Two	Avenue 5
Entity Address, Address Line Three	Bangsar South City, No. 8, Jalan Kerinchi
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
City Area Code	(908)
Local Phone Number	955 0526
Contact Personnel Name	Datuk Dr. Doris Wong